Cover	Aug. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2023
Entity File Number	001-40734
Entity Registrant Name	AERWINS Technologies Inc.
Entity Central Index Key	0001855631
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Shiba Koen Annex 6 f
Entity Address, Address Line Two	1-8, Shiba Koen 3-chome
Entity Address, Address Line Three	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0011
City Area Code	+813
Local Phone Number	6409-6761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.000001 par value per share
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	AWIN
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AWINW
Security Exchange Name	NASDAQ